Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

9. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of December 31, 2021 and 2020:

(In thousands)	2021	2020
Prepaid expenses	$4,347	$543
Leased facility security deposit	—	232
Capitalized commission cost, net	2,956	510
Other	100	80
Total prepaid expenses and other current assets	$7,403	$1,365